Authorizations payable (Details 2)	12 Months Ended
Dec. 31, 2023
Amapa Roraima Para Amazonasand Maranhao [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
2,500 MHz (P Band (4G)	Part of AR92 (PA), Feb 2024
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Amapa Roraima Para Amazonasand Maranhao [Member] | Pernambuco [Member]
IfrsStatementLineItems [Line Items]
700 MHz (4G)	Dec 2029
Amazonas Roraima Amapa Para Maranhao Minas Gerais And Es Irito Santo Merged [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031 (1800MHz)
2,500 MHz V1 Band (4G)	Oct 2027 (V2)
Riode Janeiroand Espirito Santo [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031
Additional frequencies 1,800 MHz	ES - Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
2,500 MHz (P Band (4G)	Part of AR21 (RJ), Feb 2024
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
Riode Janeiroand Espirito Santo One [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031 (900MHz)
2,500 MHz V1 Band (4G)	Oct 2027 (V2)
Acre Rondonia Mato Grosso Mato Grosso Do Sul Tocantins Distrito Federal Goias Rio Grande Do Sul [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031
Additional frequencies 1,800 MHz	December 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
2,500 MHz (P Band (4G)	Part of AR61 (DF), Feb 2024
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	South – Dec 2041
Acre Rondonia Mato Grosso Tocantins And Distrito Federal [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2032 (900 & 1800MHz)
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V2)
Municipality Of Paranaiba In Mato Grosso Do Sul And Municipalities Of Buriti Alegre Cachoeira Dourada Inaciolandia Itumbiara Paranaiguara And Sao Si Mao In The State Of Goias [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2032 (900 & 1800MHz)
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V2)
Mato Grosso Do Sul The Municipality Of Paranaiba And Goias Municipalities Of Buriti Alegre Cachoeira Dourada Inaciolandia Itumbiara Paranaiguara And Sao Simao [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2032 (900 & 1800MHz)
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V2)
Sao Paulo [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031
Additional frequencies 1,800 MHz	Previous balance - Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Sao Paulo Merged Cozani [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2032 (1800MHz)
2,500 MHz V1 Band (4G)	Oct 2027 (V2)
Parana (except counties of Londrina and Tamarana) [member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Nov 2028 (800MHz); Dec 2032 (900 & 1800MHz)
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
2,500 MHz (P Band (4G)	AR41, except Curitiba and the Metropolitan Region, Feb 2024
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
Parana Except Counties Of Londrina And Tamarana One [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
2,500 MHz (P Band (4G)	AR41, Curitiba and Metropolitan Region, July 2031
Santa Catarina [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
Parana And Santa Catarina [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2032 (900 & 1800MHz)
2,500 MHz V1 Band (4G)	Oct 2027 (V2)
Municipality And Region Of Pelotas In The State Of Rio Grande Do Sul [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
Rio Grandedo Sul [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2032 (900MHz)
Additional frequencies 1,800 MHz	Dec 2032
2,500 MHz V1 Band (4G)	Oct 2027 (V2)
Pernambuco [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
2,500 MHz (P Band (4G)	Part of AR81, July 2031
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Ceara [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Paraiba [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Rio Grandedo Norte [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Alagoas [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Piaui [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Piaui Ceara Rio Grande Do Norte Paraiba Pernambuco And Alagoas [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031 (900 & 1800MHz)
1,900 MHz and 2,100 MHz (3G)	Mar 2031
2,500 MHz V1 Band (4G)	Oct 2027 (V2)
Minas Gerais [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
2,500 MHz (P Band (4G)	Part of AR31, Feb 2030
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
Bahia And Sergipe [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V1)
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Bahia Sergipe Rio De Janeiro And Minas Gerais [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027 (V2)